Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Contract assets and liabilities

Contract assets consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Unbilled revenue	202	441

Contract liabilities consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Deferred revenue	1,063	869

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2020	2019
	US$’000	US$’000

Contract assets	202	441
Contract liabilities	(1,063)	(869)

Net contract liabilities	(861)	(428)

Net (liability) / asset position for contracts in process

The net liabilities position for contracts in process consisted of the following at December 31:

	2020	2019
	US$’000	US$’000

Cost and estimated earnings on uncompleted contracts	1,904	5,150
Less: billings to date	(2,765)	(5,578)

	(861)	(428)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2020	2019
	US$’000	US$’000

Unbilled revenue	202	441
Deferred revenue	(1,063)	(869)

	(861)	(428)

ZHEJIANG TIANLAN
Contract assets and liabilities

Contract assets consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Unbilled revenue	94,494	80,961

Contract liabilities consisted of the following at December 31:

	2020	2019
	RMB’000	RMB’000

Deferred revenue	47,135	55,898

The following table provides information about contract assets and contract liabilities from contracts with customers at December 31:

	2020	2019
	RMB’000	RMB’000

Contract assets	94,494	80,961
Contract liabilities	(47,135)	(55,898)

Net contract assets	47,359	25,063

Net (liability) / asset position for contracts in process
	2020	2019
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	406,064	433,195
Less: billings to date	(358,705)	(408,132)

	47,359	25,063